OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Categories of financial assets [abstract]
Other non-current receivables	$ 13,232	$ 11,125
Non-current guarantees and deposits	51,838	49,097
Total non-current	65,070	60,222
Other current receivables	272	805
Current guarantees and deposits	619	1,005
Total current	891	1,810
Total	$ 65,961	$ 62,032